Parties-in-Interest Transactions and Related Party Transactions - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, accrued dividend	$ 87,637	$ 79,871
Trustees
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, fees paid	143,000
Investment Manager
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, fees paid	55,000
Common Stock
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, dividend income earned	334,858
Employee benefit plan, accrued dividend	$ 87,637